Summary of Significant Accounting Policies - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance as of beginning	$ 2,990,394	$ 2,990,394
Acquired goodwill	9,819,837
Impairments
Balance as of ending	12,810,231	2,990,394
Console Game
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance as of beginning	2,721,521	2,721,521
Acquired goodwill	9,819,837
Impairments
Balance as of ending	12,541,358	2,721,521
Publishing [Member]
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance as of beginning
Acquired goodwill
Impairments
Balance as of ending
Media Advertising service [Member]
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance as of beginning
Acquired goodwill
Impairments
Balance as of ending
Others [Member]
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance as of beginning	268,873	268,873
Acquired goodwill
Impairments
Balance as of ending	$ 268,873	$ 268,873